(25) EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Equity [Line Items]
Number of common shares	1,152,254,440	1,017,914,746
Percentage of interest	100.00%	100.00%
State Grid Brazil Power Participacoes S.A. [Member]
Disclosure Of Equity [Line Items]
Number of common shares	730,435,698	730,435,698
Percentage of interest	63.39%	71.76%
ESC Energia S.A. [Member]
Disclosure Of Equity [Line Items]
Number of common shares	234,086,204	234,086,204
Percentage of interest	20.32%	23.00%
Executive Officers [Member]
Disclosure Of Equity [Line Items]
Number of common shares	189	189
Percentage of interest	0.00%	0.00%
Other Shareholders [Member]
Disclosure Of Equity [Line Items]
Number of common shares	187,732,349	53,392,655
Percentage of interest	16.29%	5.25%